Investment in Joint Ventures: (Tables)	9 Months Ended
Dec. 31, 2011
Investment in Joint Ventures:
Schedule of investment in joint ventures

	December 31, 2011	March 31, 2011
Cummins Westport Inc. (a)	$17,728	$14,770
BTIC Westport Inc. (b)	151	151

	$17,879	$14,921

(a)	Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001. From inception until December 31, 2003, the Company was responsible for all capital contributions to fund operations. Initially and to December 31, 2003, the Company owned 100% of the common shares and Cummins owned 100% of the non-participating preferred shares, which were convertible into common shares for no consideration at the option of Cummins.

On December 16, 2003, the Company and Cummins amended the joint venture agreement to have CWI focus on and develop markets for alternative fuel engines. In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company. Under the terms of the amended joint venture agreement, Cummins exercised the conversion feature of the preferred shares effective January 1, 2004. However, the Company remained responsible for funding the profit and loss of CWI through CWI’s fiscal 2004 year for the period January 1 to December 31, 2004. Based on its economic interest in CWI, the Company continued to consolidate 100% of the results of operations from CWI until December 31, 2004. Cummins has agreed to manufacture engines for CWI’s business and transfer the engines to CWI at cost.

In consideration for this service, CWI agreed to pay Cummins a technology royalty access fee equal to 2.75% to a cumulative maximum of $10,400. As at December 31, 2011, CWI has paid royalties totaling $10,400.

CWI has provided a loan to Cummins under a demand loan agreement. The loan receivable bears interest monthly at a rate equal to the Bank of Canada prime corporate paper one-month rate in effect on the last day of each month. As at December 31, 2011, this rate was 1.06%. All outstanding interest is payable in United States dollars on or before December 15, 2011. Interest begins accruing on the date in which monies are advanced under the loan agreement. The loan is uncollateralized and is renewed annually.

The consolidated financial statements include 100% of the assets, liabilities, revenue and expenses of CWI as at and for all periods presented. From January 1, 2005, Cummins Inc. (“Cummins”) shares equally in the profits and losses of CWI. However, the Company has determined that CWI is a variable interest entity, and the Company is the primary beneficiary. Accordingly, the Company continues to consolidate CWI with Cummins’ share of CWI’s income included in “Joint venture partners’ share of income from joint ventures”. For the nine months ended December 31, 2011, the net income from CWI attributable to Cummins was $12,958 (years ended March 31, 2011 – $7,999, March 31, 2010 – $7,165). A summarized balance sheet is presented below:

	December 31, 2011	March 31, 2011
Current assets	$46,888	$36,855
Long-term assets	5,481	4,326

Total assets	$52,369	$41,181

	December 31, 2011	March 31, 2011
Current liabilities:
Current portion of warranty liability	$11,791	$11,443
Other current liabilities	8,546	5,250

	20,337	16,693
Long-term liabilities:
Warranty liability	8,039	7,738
Other long-term liabilities	8,095	3,720

	16,134	11,458

Total liabilities	$36,471	$28,151

(b)	BTIC Westport Inc.:

On July 21, 2006, the Company and Beijing Tianhai Industry Co. Ltd. (“BTIC”) of Beijing, China formed BWI to market liquefied natural gas (“LNG”) fuel tanks for vehicles. Through the 50:50 joint venture agreement and related license and supply agreements, BTIC and Westport share equally in the profits on products developed and sold by the joint venture. Headquartered in Beijing, China, BWI sells tanks for installation on any vehicle, regardless of the natural gas engine manufacturer.

The consolidated financial statements include 100% of the assets, liabilities, revenue, and expenses of BWI since the Company has determined that BWI is a variable interest entity and that the Company is the primary beneficiary. Accordingly, the Company consolidates BWI. For the nine months ended December 31, 2011, the net loss from BWI attributable to BTIC was $nil (years ended March 31, 2011 – $214, March 31, 2010 – $94).

Summary of balance sheet of joint ventures

	December 31, 2011	March 31, 2011
Current assets	$46,888	$36,855
Long-term assets	5,481	4,326

Total assets	$52,369	$41,181

	December 31, 2011	March 31, 2011
Current liabilities:
Current portion of warranty liability	$11,791	$11,443
Other current liabilities	8,546	5,250

	20,337	16,693
Long-term liabilities:
Warranty liability	8,039	7,738
Other long-term liabilities	8,095	3,720

	16,134	11,458

Total liabilities	$36,471	$28,151